Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Start-up/organizational costs	$ 935,979	$ 501,658
Deferred compensation	41,153	30,777
Accrued bonus	5,250
Net operating loss carryforwards		38,703
Total deferred tax assets	982,382	571,138
Valuation allowance	(982,382)	(571,138)
Deferred tax assets, net of allowance